BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenues		$ 250
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Revenues
Cost of revenues
Research and development expenses (participation)	978	669	1,056
Business development expenses	1,756	1,250	945
General and administrative expenses	1,440	1,111	644
Financing expenses
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Revenues	500	250	664
Cost of revenues	17
Research and development expenses (participation)	(1,723)	(1,280)	(1,077)
Business development expenses
General and administrative expenses
Financing expenses	$ 1,944